Subordinated liabilities - Disclosure of undated subordinated liabilities (Details) £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0		£ 28
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	0		28
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 38
Undated subordinated liabilities	£ 0		£ 28